Income Taxes	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Income Taxes
37.	Income Taxes

According to the amendment to the ROC Income Tax Act enacted on February 7, 2018, an increase in the corporate income tax rate from 17% to 20% is applicable to AUO and its domestic subsidiaries starting from fiscal year 2018 and beyond. In addition, the tax rate for 2018 undistributed earnings was reduced from 10% to 5%.

The Company cannot file a consolidated tax return under local regulations. Therefore, AUO and its subsidiaries calculate their income taxes liabilities individually on a stand-alone basis using the enacted tax rates in their respective tax jurisdictions.

(a)	The components of income tax expense (benefit) for the years ended December 31, 2017, 2018 and 2019 were as follows:

	For the years ended December 31,
	2017	2018	2019
	(in thousands)
Current income tax expense (benefit):
Current year	$3,719,483	1,444,698	752,863
Adjustment to prior years and others	246,264	(1,772,898)	(684,197)
	3,965,747	(328,200)	68,666

Deferred tax expense (benefit):
Temporary differences	(1,271,415)	(632,785)	584,559
Investment tax credit and tax losses carryforwards	(3,819,489)	1,998,662	682,930
Effect of changes in statutory income tax rate	-	(715,303)	-
	(5,090,904)	650,574	1,267,489
Total income tax expense (benefit)	$(1,125,157)	322,374	1,336,155

(b)	Income taxes expense (benefit) recognized directly in other comprehensive income for the years ended December 31, 2017, 2018 and 2019 were as follows:

	For the years ended December 31,
	2017	2018	2019
	(in thousands)
Items that will never be reclassified to profit or loss:
Remeasurement of defined benefit obligations	$(155,930)	(38,908)	37,622
Items that are or may be reclassified subsequently to profit or loss:
Foreign operations – foreign currency translation differences	$(316,372)	(191,809)	(459,729)

(c)	Reconciliation of the expected income tax expense (benefit) calculated based on the ROC statutory income tax rate compared with the actual income tax expense (benefit) as reported in the consolidated statements of comprehensive income for the years ended December 31, 2017, 2018 and 2019, was as follows:

	For the years ended December 31
	2017	2018	2019
		(in thousands)
Profit (Loss) before income taxes	$39,363,606	11,216,151	(19,844,754)
Income tax expense at AUO’s statutory tax rate	6,691,813	2,243,230	(3,968,951)
Effect of different subsidiaries income tax rate	348,192	(484,055)	38,756
Share of profit (loss) of equity-accounted subsidiaries	(708,417)	795,459	(73,968)
Effect of changes in statutory income tax rate	-	(715,303)	-
Effect of change of unrecognized deductible temporary differences, tax losses carryforwards, and investment tax credits	(10,645,339)	138,969	5,947,778
Net of non-taxable income and non-deductible expense	698,540	(186,957)	265,119
Tax on undistributed earnings, net	2,987,763	323,559	7,709
Adjustments to prior year	(528,662)	(1,772,898)	(684,197)
Others	30,953	(19,630)	(196,091)
Income tax expense (benefit)	$(1,125,157)	322,374	1,336,155
Effective tax rate	(2.85)%	2.87%	(6.73)%

The above reconciliation is prepared based on each individual entity of the Company and presented on an aggregate basis.

During the year ended December 31, 2017, the Company has utilized previously unrecognized tax losses carryforwards in current year amounting to $7,494,191 thousand and recognized deferred tax assets arising from tax losses carryforwards of $3,878,233 thousand that are expected to be utilized in future periods.

(d)	The components of deferred tax assets and liabilities were as follows:

	Deferred tax assets		Deferred tax liabilities		Total
	December 31, 2018	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018	December 31, 2019
	(in thousands)
Investment tax credits	$542,115	385,728	-	-	542,115	385,728
Tax losses carryforwards	2,760,163	2,223,440	-	-	2,760,163	2,223,440
Unrealized loss and expenses	310,192	166,393	(5,556)	(5,321)	304,636	161,072
Inventories write-down	1,027,680	879,267	-	-	1,027,680	879,267
Foreign investment gains under the equity method	-	-	(1,049,091)	(1,043,486)	(1,049,091)	(1,043,486)
Remeasurement of defined benefit plans	194,838	157,216	-	-	194,838	157,216
Foreign operations – foreign currency translation differences	426,333	886,062	-	-	426,333	886,062
Others	1,371,347	483,511	(577,517)	(1,864)	793,830	481,647
Deferred tax assets (liabilities)	$6,632,668	5,181,617	(1,632,164)	(1,050,671)	5,000,504	4,130,946

(e)	Changes in deferred tax assets and liabilities were as follows:

	January 1, 2018	Recognized in profit or loss	Recognized in other comprehensive income	Effect of change in consolidated entities, exchange rate and others	December 31, 2018	Recognized in profit or loss	Recognized in other comprehensive income	Effect of change in consolidated entities, exchange rate and others	December 31, 2019
	(in thousands)
Investment tax credits	$656,480	(132,840)	-	18,475	542,115	(148,453)	-	(7,934)	385,728
Tax losses carryforwards	3,942,012	(1,181,429)	-	(420)	2,760,163	(534,477)	-	(2,246)	2,223,440
Unrealized loss and expenses	222,739	81,893	-	4	304,636	(143,534)	-	(30)	161,072
Inventories write-down	644,887	386,558	-	(3,765)	1,027,680	(148,035)	-	(378)	879,267
Foreign investment losses (gains) under the equity method	(890,153)	(158,938)	-	-	(1,049,091)	5,605	-	-	(1,043,486)
Remeasurement of defined benefit plans	155,930	-	38,908	-	194,838	-	(37,622)	-	157,216
Foreign operations – foreign currency translation differences	234,524	-	191,809	-	426,333	-	459,729	-	886,062
Others	464,368	354,182	-	(24,720)	793,830	(298,595)	-	(13,588)	481,647
Total	$5,430,787	(650,574)	230,717	(10,426)	5,000,504	(1,267,489)	422,107	(24,176)	4,130,946

(f)	Unrecognized deferred tax assets and unrecognized deferred tax liabilities

Deferred tax assets have not been recognized in respect of the following items.

	December 31,
	2018	2019
	(in thousands)
Unused tax losses carryforwards	$28,697,671	32,445,130
Unused investment tax credits	853,837	981,360
Difference in depreciation expense for tax and financial purposes	1,972,536	1,866,430
Inventories write-down	19,852	22,875
Others	646,390	1,730,739
	$32,190,286	37,046,534

As of December 31, 2019, the unused investment tax credits include $974,909 thousand and $6,297 thousand from AUST and ACMK, respectively, with no expiration and $154 thousand from a domestic subsidiary, UTI.

Tax loss carryforwards is utilized in accordance with the relevant jurisdictional tax laws and regulations. Net losses from foreign subsidiaries are approved by tax authorities in respective jurisdiction to offset future taxable profits. Under the ROC tax laws, approved tax losses of AUO and its domestic subsidiaries can be carried forward for 10 years to offset future taxable profits.

As of December 31, 2019, the expiration period for abovementioned unrecognized deferred tax assets of unused tax losses carryforwards were as follows:

Year of assessment	Unrecognized deferred tax assets	Expiration in year
	(in thousands)
2011	$2,904,785	2020 ~ 2021
2012	11,042,933	2021 ~ 2022
2013	1,747,050	2022 ~ 2023
2014	2,347,376	2023 ~ 2024
2015	2,159,621	2020 ~ 2025
2016	4,259,267	2020 ~ 2026
2017	2,314,089	2021 ~ 2026
2018	1,279,958	2023 ~ 2028
2019 (estimated)	4,390,051	2023 ~ 2029
	$32,445,130

As of December 31, 2019, the aggregate taxable temporary differences associated with investments in subsidiaries not recognized as deferred tax liabilities amounted to $277,670 thousand.

(g)	Assessments by the tax authorities

As of December 31, 2019, the tax authorities have completed the examination of income tax returns of AUO through 2017.